Commitments and Contingencies (Details) - USD ($)			6 Months Ended	10 Months Ended
	May 30, 2023	May 24, 2023	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Cash underwriting discount			$ 4,400,000	$ 4,400,000
Percentage, gross proceeds				2.00%
Percentage, deferred underwriting commission				5.00%
Percentage, additional unit sold				7.00%
Number of shares issued		575,000
Stock forfeitured during period shares	300,000
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Remaining forfeit units	300,000
Cash underwriting discount			$ 4,400,000
Percentage, deferred underwriting commission			5.00%
Percentage, additional unit sold			7.00%
Initial Public Offering [Member]
Commitments and Contingencies [Line Items]
Price per unit	$ 10
Aggregate of gross proceeds				$ 13,100,000
Number of shares issued	25,000,000
Initial Public Offering [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Purchase an additional units			3,300,000
Percentage, gross proceeds			2.00%
Aggregate of gross proceeds			$ 13,100,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Price per unit	$ 10
Number of shares issued	3,000,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Purchase an additional units	3,000,000
Price per unit	$ 10
Number of shares issued				3,300,000